Borrowings - Long-Term Debt, Debt Issued (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Long-term Debt Instrument
Notes Issued
Aggregate amount of debt issued			$ 20,000
U.S dollar. fixed and floating rate notes
Notes Issued
Aggregate amount of debt issued			20,000
U.S dollar. fixed rate notes
Notes Issued
Aggregate amount of debt issued		$ 4,000
Euro fixed-rate notes
Notes Issued
Aggregate amount of debt issued		4,100	$ 5,700
Fixed rate debt due in 2021
Notes Issued
Outstanding debt redeemed		$ 2,900
Loss upon redemption on notes	$ (49)